Commitments (Details) - USD ($)	6 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Commitments (Details) [Line Items]
Purchase price percentage	2.00%	2.00%
IPO [Member]
Commitments (Details) [Line Items]
Underwriting fee	$ 100,000	$ 100,000
Payments to underwriter expenses to cover seller's concessions	$ 150,000	$ 150,000
Business Combination [Member]
Commitments (Details) [Line Items]
Business combination, description	The Company will pay Canaccord for such services upon the consummation of a Business Combination a cash fee in an amount equal to 3.76 % of the gross proceeds of the Initial Public Offering if the underwriters’ over-allotment option is exercised in full. Pursuant to the terms of the business combination marketing agreement, no fee will be due if the Company does not complete a Business Combination.	The Company will pay Canaccord for such services upon the consummation of a Business Combination a cash fee in an amount equal to 3.76% of the gross proceeds of the Initial Public Offering. Pursuant to the terms of the business combination marketing agreement, no fee will be due if the Company does not complete a Business Combination.
Maximum [Member]
Commitments (Details) [Line Items]
Proposed public offering period	7 years
Minimum [Member]
Commitments (Details) [Line Items]
Proposed public offering period	5 years